Natural and environmental resources - Accounting for suspended exploratory wells (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Natural and environmental resources [Line Items]
Wells under 1 year of suspension	$ 908,972	$ 935,110	$ 1,146,006
Number of projects exceeding 1 year	16	30	24
Later than one year and not later than three years [member]
Disclosure of Natural and environmental resources [Line Items]
Wells under 1 year of suspension	$ 0	$ 361,700	$ 496,871
Later than three years and not later than five years [member]
Disclosure of Natural and environmental resources [Line Items]
Wells under 1 year of suspension	319,368	132,021	375,371
Later than five years [member]
Disclosure of Natural and environmental resources [Line Items]
Wells under 1 year of suspension	589,604	$ 441,389	273,764
2021
Disclosure of Natural and environmental resources [Line Items]
Wells under 1 year of suspension	$ 0		$ 9,511